Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues	$ 18,460,723	$ 19,407,523	$ 38,101,836	$ 35,240,702	$ 69,821,294	$ 11,565,118	$ 83,541
Cost of revenues	13,517,717	12,911,800	27,812,353	23,763,418	49,668,262	9,706,005	31,979
Gross profit	4,943,006	6,495,723	10,289,483	11,477,284	20,153,032	1,859,113	51,562
Research and development	2,370,468	2,133,172	5,283,727	3,433,542	7,684,537	4,327,608	792,182
Selling, general, and administrative	12,590,999	7,865,477	23,015,993	14,154,965	31,346,806	23,400,430	8,492,833
Operating loss	(10,018,461)	(3,502,926)	(18,010,237)	(6,111,223)	(18,878,311)	(25,868,925)	(9,233,453)
Other income (expense):
Other income (expense), net	600,315	149,571	337,592	(14,502)	513,110	(16,053)	3,044
Interest expense	(1,009,686)	(6,198)	(1,862,298)	(14,717)	(480,903)	(23,135)	(11,662)
Nonoperating Income (Expense), Total	(409,371)	143,373	(1,524,706)	(29,219)	32,207	(39,188)	(8,618)
Loss from operations before provision for income taxes and noncontrolling interests	(10,427,833)	(3,359,553)	(19,534,942)	(6,140,442)	(18,846,104)	(25,908,113)	(9,242,071)
Provision for income taxes	110,059	402,259	702,707	905,203	550,912	41,675
Net loss	(10,537,892)	(3,761,812)	(20,237,649)	(7,045,645)	(19,397,016)	(25,949,788)	(9,242,071)
Less - net income attributable to noncontrolling interests	67,875	1,611,501	541,108	2,940,154	3,908,690	220,865
Net loss attributable to NeoStem, Inc.	(10,605,767)	(5,373,313)	(20,778,757)	(9,985,799)	(23,305,706)	(26,170,653)	(9,242,071)
Preferred dividends	170,782	53,771	357,415	153,469	237,963	5,611,989
Net loss attributable to NeoStem, Inc. common shareholders	$ (10,776,549)	$ (5,427,084)	$ (21,136,172)	$ (10,139,268)	$ (23,543,669)	$ (31,782,642)	$ (9,242,071)
Basic and diluted loss per share	$ (0.13)	$ (0.11)	$ (0.27)	$ (0.23)	$ (0.46)	$ (2.44)	$ (1.53)
Weighted average common shares outstanding	80,567,011	48,771,930	77,117,905	44,419,456	51,632,417	13,019,518	6,056,886